Consolidated Statements of Comprehensive Income / (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
REVENUES:
Voyage revenues	$ 85,679	$ 77,498	$ 52,547
EXPENSES:
Voyage expenses	(675)	(2,487)	(715)
Voyage expenses-related party (Note 3(a))	(1,011)	(981)	(638)
Vessel operating expenses	(11,909)	(15,722)	(11,350)
General and administrative expenses	(387)	(278)	(54)
Management fees-related party (Note 3(a))	(2,737)	(2,638)	(2,529)
Depreciation (Note 4)	(13,579)	(13,616)	(13,579)
Dry-docking and special survey costs	0	(2,109)	0
Operating income	55,381	39,667	23,682
OTHER INCOME/(EXPENSES):
Interest income	0	1	4
Interest and finance costs (Note 6 & 11)	(9,732)	(9,576)	(3,977)
Loss on derivative financial instruments (Note 7)	0	(196)	(824)
Other, net	(29)	(60)	(65)
Total other expenses	(9,761)	(9,831)	(4,862)
Partnership's Net Income	45,620	29,836	18,820
Common unitholders' interest in Net Income	22,787	9,239	5,828
Subordinated unitholders' interest in Net Income	22,787	20,556	12,966
General Partner's interest in Net Income	$ 46	$ 41	$ 26
Earnings per unit, basic and diluted: (Note 10)
Common unit (basic and diluted)	$ 2.95	$ 1.37	$ 0.87
Subordinated unit (basic and diluted)	$ 1.52	$ 1.37	$ 0.87
General Partner unit (basic and diluted)	$ 1.52	$ 1.37	$ 0.87
Weighted average number of units outstanding, basic and diluted: (Note 10)
Common units	7,729,521	6,735,000	6,735,000
Subordinated units	14,985,000	14,985,000	14,985,000
General Partner units	30,000	30,000	30,000